Trade and Notes Receivable, net (Tables)	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Trade and Notes Receivable, Net

Trade and notes receivable, net, consists of the following (in millions):

	As of December 31,
	2014	2013
Trade accounts receivable	$448.1	$190.6
Notes receivable, current portion	13.2	4.9

	461.3	195.5
Allowance for doubtful accounts	(20.1)	(15.8)

Total, net	$441.2	$179.7

Change in Allowances for Doubtful Accounts

The change in allowances for doubtful accounts is as follows (in millions):

	As of December 31,
	2014	2013
Beginning balance	$15.8	$19.7
Bad debt expense, net	1.9	2.0
Write-offs and other, net	2.4	(5.9)

Ending balance	$20.1	$15.8